Restatement of Previously Issued Consolidated Financial Statements - Schedule of Restatement – Consolidated Statement of Changes in Stockholders’ Equity (Details)	Dec. 31, 2022 USD ($)
As Previously Reported [Member]
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Restatement – Consolidated Statement of Changes in Stockholders’ Equity (Details) [Line Items]
(Accumulated deficit) retained earnings at beginning	$ 52,125,502
(Accumulated deficit) retained earnings at ending	(39,395,133)
Adjustment [Member]
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Restatement – Consolidated Statement of Changes in Stockholders’ Equity (Details) [Line Items]
(Accumulated deficit) retained earnings at beginning	23,000,000
(Accumulated deficit) retained earnings at ending	23,000,000
As Restated [Member]
Restatement of Previously Issued Consolidated Financial Statements - Schedule of Restatement – Consolidated Statement of Changes in Stockholders’ Equity (Details) [Line Items]
(Accumulated deficit) retained earnings at beginning	75,125,502
(Accumulated deficit) retained earnings at ending	$ (16,395,133)